Condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Cash acquired from acquisition	$ 4	$ 30